Long-Term Debt	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt	NOTE 13: — LONG-TERM DEBT As of March 31, 2018 and March 31, 2017, the Company does not have any long-term debt.